Business and Oil and Gas Property Acquisitions and Dispositions - Additional Information (Detail) a in Thousands, $ in Thousands					1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 01, 2016 USD ($) Well	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	May. 29, 2012 USD ($)	Apr. 30, 2016 Well	Jul. 31, 2015 USD ($)	Sep. 30, 2014 USD ($) a	Mar. 31, 2016 USD ($) Well	Mar. 31, 2015 USD ($) Well	Sep. 30, 2012 USD ($)	Dec. 31, 2015 USD ($) Well	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)
Business Acquisition And Dispositions [Line Items]
Payments for interest in wells that have been drilled or in process of being drilled								$ 15,068	$ 67,013		$ 221,099	$ 391,422	$ 281,004
Gain on asset held for sale		$ 66,800				$ 66,800
Gain classified as other (income) expense									$ 34		(115)	$ 90	6,739
Acres prospective for Marcellus, Upper Devonian/Burkett and Utica Shales
Business Acquisition And Dispositions [Line Items]
Oil and Gas property acquired, gross area | a							208
Oil and Gas property acquired, net area | a							207
Cash paid to acquire oil and gas property							$ 120,600
Keystone Midstream Services
Business Acquisition And Dispositions [Line Items]
Base consideration for sale				$ 483,200
Proceeds from sale of equity method investment				121,400						$ 120,900
Gain (loss) on equity method investments				99,400
Cash held in escrow and paid out over the next 12 months				14,300
Proceeds from escrow amount													6,900	$ 7,200
Funds by other sellers in transaction													3,800
Water Solutions Holdings, LLC
Business Acquisition And Dispositions [Line Items]
Ownership percentage by parent												60.00%
American Water Works Company, Inc.
Business Acquisition And Dispositions [Line Items]
Aggregate consideration of Water Solutions		130,000				130,000									$ 130,000
Arc Light Capital Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Percentage of estimated well costs			35.00%						35.00%
Consideration for the transaction			$ 67,000						$ 67,000
Amount received at closing of wells			$ 16,600						$ 16,600
Payments for interest in wells that have been drilled or in process of being drilled								$ 52,200			39,800
Percentage of working interest attained through return on investment and internal rate of return			50.00%						50.00%
Percentage of working interest			35.00%						35.00%
Percentage of remaining working interest			17.50%						17.50%
Number of drilled and completed wells to be placed into service | Well								4
Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Consideration for the transaction	$ 175,000
Amount received at closing of wells	37,100
Payments for interest in wells that have been drilled or in process of being drilled	$ 19,500
Percentage of working interest	65.00%
Number of wells in which BSP Options to Participate in development | Well								36
Number of producing wells | Well								15
Number of drilled well that is awaiting completion | Well								3
Number of wells awaiting pipeline connection | Well								4
Minimum | Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Percentage of working interest earned in acreage	15.00%
Maximum | Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Percentage of working interest earned in acreage	20.00%
Subsequent Event | Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Number of wells to be drilled and completed in later period | Well					4
Discontinued Operations Assets Held For Sale | Water Solutions Holdings, LLC
Business Acquisition And Dispositions [Line Items]
Gain classified as other (income) expense		$ 57,800				$ 57,800			$ (103)		$ 57,589	$ (66)	$ (84)
Butler County, Pennsylvania
Business Acquisition And Dispositions [Line Items]
Number of drilled well that is awaiting completion | Well											1
Butler County, Pennsylvania | Arc Light Capital Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Number of specifically designated wells for development | Well									32
Butler County, Pennsylvania | Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Percentage of estimated well costs	15.00%
Number of drilled and completed wells to be placed into service | Well								12
Number of specifically designated wells for development | Well	16
Moraine East And Warrior North | Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Number of specifically designated wells for development | Well	58
Warrior North Ohio [Member] | Benefit Street Partners Limited Liability Corporation
Business Acquisition And Dispositions [Line Items]
Percentage of estimated well costs	65.00%
Number of drilled and completed wells to be placed into service | Well								3
Number of specifically designated wells for development | Well	6
Transaction Cost [Member] | Keystone Midstream Services
Business Acquisition And Dispositions [Line Items]
Gain (loss) on equity method investments				$ 3,300
Post Closing Settlement Charges [Member] | Keystone Midstream Services
Business Acquisition And Dispositions [Line Items]
Gain (loss) on equity method investments										$ 500